MINERAL PROPERTIES - Disclosure of detailed information about the total capitalized costs for the Waterberg Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 41,614	$ 40,373
Additions	3,016	4,900
Foreign currency translation adjustment	2,399	(3,659)
Exploration and evaluation assets, end of period	$ 47,029	$ 41,614